Trade Receivables – Net - Schedule of Age of Net Receivables that are Past Due (Details) - MXN ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	$ 1,723,304	$ 1,843,530
30 - 60 days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	452,631	627,565
61 - 90 days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	204,960	219,703
91 + days [Member]
Schedule of Age of Net Receivables that are Past Due [Line Items]
Total	$ 1,065,713	$ 996,262